CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
IfrsStatementLineItems [Line Items]
Profit from operations | ₪			₪ 24,967	₪ 25,023	₪ 10,852
Adjustments to reconcile net profit to net cash from operating activities (Appendix A) | ₪			2,074	(10,584)	6,500
Net cash from operating activities | ₪			27,041	14,439	17,352
Cash flows - investing activities
Acquisition of property plant and equipment | ₪			(2,143)	(2,650)	(1,915)
Proceeds from sale of property plant and Equipment | ₪			415	361	190
Redemption (acquisition) of non-current financial assets | ₪			3,970	2,168	(8,504)
Proceeds from short term deposit | ₪					20,288
Proceeds from (used in) purchase of marketable securities, net | ₪			(8,058)	(30,833)	42,010
Net cash from (used in) investing activities | ₪			(5,816)	(30,954)	52,069
Cash flows - financing activities
Dividend distribution | ₪					(19,249)
Short-term bank debt | ₪					(16)
Net cash from (used in) financing activities | ₪					(19,265)
Increase (decrease) in cash and cash equivalents | ₪			21,225	(16,515)	50,156
Cash and cash equivalents at the beginning of the financial year | ₪			113,062	129,577	79,421
Cash and cash equivalents of the end of the financial year | ₪			134,287	113,062	129,577
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | ₪			(2,379)	1,851	1,260
Unrealized loss (gain) on marketable securities | ₪			13,673	(7,760)	(1,924)
Depreciation and amortization | ₪			3,614	3,682	3,762
Capital gain on disposal of property plant and equipment | ₪			(69)	(361)	(112)
Loss (gain) from non - tradable financial assets | ₪				(5,368)	7,734
Changes in assets and liabilities:
Increase (Decrease) in trade receivables and other receivables | ₪			(7,898)	(5,034)	2,120
Decrease (Increase) in inventories | ₪			(9,390)	1,978	(7,360)
Decrease in trade and other payables, and other current and non-current liabilities | ₪			4,523	428	1,020
Changes in assets and liabilities, total | ₪			2,074	(10,584)	6,500
Supplemental cash flow information:
Income tax paid | ₪			₪ 7,711	₪ 5,926	₪ 8,126
US Dollars [Member]
IfrsStatementLineItems [Line Items]
Profit from operations | $	[1]	$ 6,662
Adjustments to reconcile net profit to net cash from operating activities (Appendix A) | $	[1]	552
Net cash from operating activities | $	[1]	7,214
Cash flows - investing activities
Acquisition of property plant and equipment | $	[1]	(572)
Proceeds from sale of property plant and Equipment | $	[1]	111
Redemption (acquisition) of non-current financial assets | $	[1]	1,060
Proceeds from short term deposit | $	[1]
Proceeds from (used in) purchase of marketable securities, net | $	[1]	(2,150)
Net cash from (used in) investing activities | $	[1]	(1,551)
Cash flows - financing activities
Dividend distribution | $	[1]
Short-term bank debt | $	[1]
Net cash from (used in) financing activities | $	[1]
Increase (decrease) in cash and cash equivalents | $	[1]	5,663
Cash and cash equivalents at the beginning of the financial year | $	[1]	30,166
Cash and cash equivalents of the end of the financial year | $	[1]	35,829
A. Adjustments to reconcile net profit to net cash from operating activities
Decrease (Increase) in deferred income taxes | $	[1]	(635)
Unrealized loss (gain) on marketable securities | $	[1]	3,647
Depreciation and amortization | $	[1]	964
Capital gain on disposal of property plant and equipment | $	[1]	(18)
Loss (gain) from non - tradable financial assets | $	[1]
Changes in assets and liabilities:
Increase (Decrease) in trade receivables and other receivables | $	[1]	(2,107)
Decrease (Increase) in inventories | $	[1]	(2,505)
Decrease in trade and other payables, and other current and non-current liabilities | $	[1]	1,206
Changes in assets and liabilities, total | $	[1]	552
Supplemental cash flow information:
Income tax paid | $	[1]	$ 1,906

[1]	Convenience Translation into US Dollars.